Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 5 – Property and Equipment, net

	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Computers and electronics’ equipment	45	44
Laboratory equipment	19	18
Furniture and equipment	10	10
Leasehold improvement	19	19

	93	91

Less – accumulated depreciation	(37)	(20)

	56	71

IR-Med, Inc.

Notes to the Consolidated Financial Statements